Income taxes (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Major Components Of Tax Expense (Income) [Line Items]
Current income taxes	$ 1,231		$ 7,153
Statutory tax rate	26.50%	26.50%	26.50%	26.50%
Unrecognized deferred tax liabilities	$ 114,600		$ 110,800
Unrecognized deferred tax assets	$ 79,515		$ 57,336
San Antonio gold project [Member]
Major Components Of Tax Expense (Income) [Line Items]
Current income taxes		$ 4.5		$ 5.8